Right-of-use assets - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Apr. 01, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)
Statement [Line Items]
Incremental borrowing rate applied to lease liabilities	7.92%	7.92%
Right-of-use assets	$ 833.5	₨ 63,068.5
Lease liabilities	$ 789.9	59,771.2		$ 764.0	₨ 57,797.6
Adopted IFRS 16 [Member]
Statement [Line Items]
Leases not yet commenced		₨ 1,710.0
Right-of-use assets			₨ 55,836.2
Lease liabilities			57,797.6
Amount reclassified from assets to right of use assets			10,359.7
Amount reclassified from property plant and equipment to right of use assets			₨ 4,154.3